Nature of Business and Organization	12 Months Ended
Dec. 31, 2024
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 – Nature of business and organization

Ebang International Holdings Inc. (“Ebang International”) was incorporated on May 17, 2018, as a holding company, as an exempted company with limited liability in the Cayman Islands. Ebang International principally engages in providing cross-border payment and foreign exchange services and cryptocurrency exchange services (collectively referred to as financial technology, or “Fintech” services), selling solar and battery storage products and related accessories, and manufacturing and selling telecommunication products.

Ebang International and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.

Corporate Structure

Ebang International Holdings Inc. is a holding company incorporated in the Cayman Islands that does not have substantive operations. We conduct our businesses through our subsidiaries. As of December 31, 2024, the principal subsidiaries of the Company consist of the following entities:

Name	Background		Ownership
Hangzhou Dewang Information Technology Co., Ltd. (“Hangzhou Dewang”)	●	A PRC limited liability company	51.05% owned by Ebang International through its subsidiaries
	●	Incorporated on December 31, 2015
	●	Principally for the design and manufacture of blockchain chips

Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd.	●	A Hong Kong company	100% owned by Ebang International through its subsidiaries
	●	Incorporated on February 12, 2016
	●	Principally for the trading of blockchain chips

Zhejiang Ebang Communication Technology Co., Ltd. (“Zhejiang Ebang”)*	●	A PRC limited liability company	99.99% owned by Ebang International through its subsidiaries
	●	Incorporated on January 21, 2010
	●	Principally holding our businesses in the design, manufacture and sale of telecommunications and blockchain processing equipment

Zhejiang Ebang Information Technology Co., Ltd. (“Ebang IT”)*	●	A PRC limited liability company	99.99% owned by Ebang International through its subsidiaries
	●	Incorporated on August 11, 2010
	●	Principally for the design, manufacture and sale of telecommunications and blockchain processing equipment

Ebonex Australia Pty Ltd	●	An Australia company	100% owned by Ebang International
(“Ebonex Australia”)	●	Incorporated on April 22, 2021	through its subsidiaries
	●	Principally for operating the cryptocurrency exchange platform

Ebonfx Australia Pty Ltd	●	An Australia company	100% owned by Ebang International
(“Ebonfx Australia”), formerly known as Compass Global Holdings Pty Ltd	●	Acquired on March 21, 2022	through its subsidiaries
	●	Principally for operating the cross-border payment and foreign exchange business

Redback Operations Pty Ltd	●	An Australia company	100% owned by Ebang International
(“Redback Operations”)	●	Acquired on November 8, 2024	through its subsidiaries
	●	Principally for solar and battery storage solutions

*	The portion of the income or loss applicable to the non-controlling interest in Zhejiang Ebang and Ebang IT are immaterial and are not reflected in the consolidated statements of operations and comprehensive loss.